Leases - Lessor: Depreciation and Various Expenses Included in Costs of Operating Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Depreciation expenses	¥ 261,723	¥ 245,180	¥ 231,643
Various expenses	95,037	91,807	90,427
Costs of operating leases	¥ 356,760	¥ 336,987	¥ 322,070